Consolidating Financial Statements	12 Months Ended
Feb. 26, 2012
Consolidating Financial Statements [Abstract]
CONSOLIDATING FINANCIAL STATEMENTS

NOTE 18 — CONSOLIDATING FINANCIAL STATEMENTS

The Company as parent guarantor (“Bermuda Holdings”) and the Company’s subsidiaries SRA Technologies Cyprus Limited, Stratus Technologies Ireland Limited, Cemprus Technologies, Inc., and Cemprus, LLC (“Guarantor Subsidiaries”) have fully and unconditionally guaranteed on a joint and several basis, the obligation to pay principal and interest with respect to the $215.0 million aggregate principal amount of Senior Secured Notes issued by Stratus Technologies, Inc. (“Stratus US”) and Stratus Technologies Bermuda Ltd. (“Bermuda Ltd.”). The Senior Secured Notes issued by Stratus US are guaranteed by Bermuda Ltd. and the Senior Secured Notes issued by Bermuda Ltd. are guaranteed by Stratus US. Under certain circumstances, contractual and legal restrictions, as well as the financial condition and operating requirements of the Company and its subsidiaries, could limit Stratus Technologies, Inc. and Stratus Technologies Bermuda Ltd.’s ability to obtain cash for the purpose of meeting the debt service obligations, including payment of principal and interest on the Senior Secured Notes. The holders of the Senior Secured Notes will be direct creditors of Stratus Technologies, Inc. and Stratus Technologies Bermuda, Ltd, the Company and the Company’s principal direct subsidiaries by virtue of the guarantees. The Company has indirect subsidiaries located primarily in Europe and Asia (“Non-Guarantor Subsidiaries”) that are not included among the Guarantor Subsidiaries, and such subsidiaries will not be obligated with respect to the Senior Secured Notes. As a result, the claims of creditors of the Non-Guarantor Subsidiaries will effectively have priority with respect to the assets and earnings of such companies over the claims of creditors of the Company, including the holders of the Senior Secured Notes. The consolidating financial statements include the accounts of the Company and its 100% owned subsidiaries.

The Non-Guarantor subsidiaries represent more than an inconsequential portion of the consolidated assets and revenues of the Company.

The following supplemental consolidating financial statements are presented:

1.	Consolidating balance sheets as of February 26, 2012 and February 27, 2011.

2.	Consolidating statements of operations and cash flows for each of the three fiscal years in the period ended February 26, 2012, February 27, 2011 and February 28, 2010.

As of February 26, 2012

CONSOLIDATING BALANCE SHEET

	Bermuda Holdings	Bermuda Ltd.	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$93	$262	$8,389	$11,767	$6,999	$-	$27,510
Accounts receivable, net of allowance for doubtful accounts	-	75	7,968	18,558	10,700	(235)	37,066
Intercompany receivable	-	-	44,655	-	10,581	(55,236)	-
Inventory	-	-	7,028	798	2,925	(2,867)	7,884
Deferred income taxes	-	-	232	-	1,381	-	1,613
Income taxes receivable	-	-	146	89	-	(235)	-
Prepaid expenses and other current assets	529	47	2,085	371	2,566	(1,144)	4,454

Total current assets	622	384	70,503	31,583	35,152	(59,717)	78,527
Property and equipment, net	-	-	8,127	1,129	1,234	-	10,490
Intangible assets, net	-	2,984	40	-	-	-	3,024
Goodwill	-	6,197	1,306	1,345	743	-	9,591
Deferred income taxes	-	-	-	9,858	1,626	-	11,484
Deferred financing fees	654	3,689	4,873	-	-	-	9,216
Investment in subsidiaries	-	33,275	40,452	1,904	-	(75,631)	-
Other assets	583	76	345	38	1,768	-	2,810
Long-term intercompany receivable	7,850	-	87,443	-	-	(95,293)	-

Total assets	$9,709	$46,605	$213,089	$45,857	$40,523	$(230,641)	$125,142

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE ORDINARY STOCK AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Current portion of long-term debt	$-	$2,400	$2,600	$-	$-	$-	$5,000
Accounts payable	-	-	2,550	2,806	3,536	(1,039)	7,853
Intercompany payable	2,880	39,911	-	12,445	-	(55,236)	-
Accrued expenses	129	4	6,399	1,284	5,774	(340)	13,250
Accrued interest payable	-	4,613	4,995	-	-	-	9,608
Income taxes payable	-	132	-	-	206	(235)	103
Deferred income taxes	-	-	-	1,075	-	-	1,075
Deferred revenue	-	-	1,036	32,871	1,521	-	35,428

Total current liabilities	3,009	47,060	17,580	50,481	11,037	(56,850)	72,317
Long-term debt, net of discount	-	125,247	135,158	-	-	-	260,405
Long-term intercompany payable	-	37,850	-	57,443	-	(95,293)	-
Liability in subsidiaries	1,733	-	-	-	-	(1,733)	-
Embedded derivatives	-	12,424	13,460	-	-	-	25,884
Long term deferred income taxes	-	-	232	-	-	-	232
Deferred revenue and other liabilities	-	962	6,360	5,627	2,477	-	15,426

Total liabilities	4,742	223,543	172,790	113,551	13,514	(153,876)	374,264

Redeemable convertible preferred stock and redeemable ordinary shares
Series A redeemable convertible preferred stock	109,189	-	-	-	-	-	109,189
Series B redeemable convertible preferred stock	58,776	-	-	-	-	-	58,776
Right to shares of Series B redeemable convertible preferred stock	5,518	-	-	-	-	-	5,518
Ordinary shares subject to puts	1,181	-	-	-	-	-	1,181

Total redeemable convertible preferred stock and redeemable ordinary shares	174,664	-	-	-	-	-	174,664

Stockholders’ (deficit) equity:
Ordinary stock	16,257	71	20,000	2,370	5,318	(27,759)	16,257
Series B Ordinary Stock	8,998	-	-	-	-	-	8,998
Additional paid in capital	-	53,669	65,742	-	4,008	(123,419)	-
Accumulated (deficit) income	(194,952)	(230,678)	(45,490)	(70,392)	16,959	74,247	(450,306)
Accumulated other comprehensive income	-	-	47	328	724	167	1,265

Total stockholders’ (deficit) equity	(169,697)	(176,938)	40,299	(67,694)	27,009	(76,765)	(423,786)

Total liabilities, redeemable convertible preferred stock, redeemable ordinary stock, and stockholders’ (deficit) equity	$9,709	$46,605	$213,089	$45,857	$40,523	$(230,641)	$125,142

As of February 27, 2011

CONSOLIDATING BALANCE SHEET

	Bermuda Holdings	Bermuda Ltd.	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$20	$580	$3,819	$16,830	$6,851	$-	$28,100
Accounts receivable, net of allowance for doubtful accounts	-	75	6,658	20,432	10,914	-	38,079
Intercompany receivable	30,654	-	86,599	-	10,547	(127,800)	-
Inventory	-	-	6,893	1,095	1,774	(2,277)	7,485
Deferred income taxes	-	-	-	-	1,440	-	1,440
Income taxes receivable	-	-	163	73	-	(236)	-
Prepaid expenses and other current assets	500	116	2,389	271	1,319	(225)	4,370

Total current assets	31,174	771	106,521	38,701	32,845	(130,538)	79,474
Property and equipment, net	-	-	11,094	992	1,609	-	13,695
Intangible assets, net	-	3,098	340	-	-	-	3,438
Goodwill	-	6,197	1,306	1,345	736	-	9,584
Deferred income taxes	-	-	-	-	1,803	-	1,803
Deferred financing fees	-	4,709	6,284	-	-	-	10,993
Investment in subsidiaries		42,252	39,012	1,888	-	(83,152)	-
Other assets	1,304	732	1,018	57	1,756	-	4,867
Long-term intercompany receivable	-	-	48,125	-	-	(48,125)	-

Total assets	$32,478	$57,759	$213,700	$42,983	$38,749	$(261,815)	$123,854

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE ORDINARY STOCK AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Current portion of long-term debt	$-	$2,400	$2,600	$-	$-	$-	$5,000
Accounts payable	-	-	2,031	2,622	2,676	(38)	7,291
Intercompany payable	22	56,431	8,079	63,268	-	(127,800)	-
Accrued expenses	317	33	6,001	1,384	5,280	(187)	12,828
Accrued interest payable	-	5,103	5,522	-	-	-	10,625
Income taxes payable	-	132	-	-	389	(236)	285
Deferred revenue	-	-	493	34,120	1,586	-	36,199

Total current liabilities	339	64,099	24,726	101,394	9,931	(128,261)	72,228
Long-term debt, net of discounts	-	119,770	129,299	-	-	-	249,069
Long-term intercompany payable	-	48,125	-	-	-	(48,125)	-
Liability in subsidiaries	8,382	-	-	-	-	(8,382)	-
Embedded derivatives	-	9,098	9,857	-	-	-	18,955
Deferred revenue and other liabilities	-	890	5,670	5,213	2,555	-	14,328

Total liabilities	8,721	241,982	169,552	106,607	12,486	(184,768)	354,580
Redeemable convertible preferred stock and redeemable ordinary stock:
Series A redeemable convertible preferred stock	101,101	-	-	-	-	-	101,101
Series B redeemable convertible preferred stock	54,423	-	-	-	-	-	54,423
Right to shares of Series B redeemable convertible preferred stock	5,518	-	-	-	-	-	5,518
Ordinary shares subject to puts	1,270	-	-	-	-	-	1,270

Total redeemable convertible preferred stock and redeemable ordinary stock	162,312	-	-	-	-	-	162,312
Stockholders’ (Deficit) Equity:
Ordinary stock	16,221	71	20,000	2,370	5,318	(27,759)	16,221
Series B Ordinary Stock	8,998	-	-	-	-	-	8,998
Additional paid in capital	-	29,562	53,236	-	4,039	(86,837)	-
Accumulated (deficit) income	(163,774)	(213,856)	(29,181)	(66,309)	16,272	37,382	(419,466)
Accumulated other comprehensive income	-	-	93	315	634	167	1,209

Total stockholders’ (deficit) equity	(138,555)	(184,223)	44,148	(63,624)	26,263	(77,047)	(393,038)

Total liabilities., redeemable convertible preferred stock, redeemable ordinary stock, and stockholders’ (deficit) equity	$32,478	$57,759	$213,700	$42,983	$38,749	$(261,815)	$123,854

Twelve-month period ended February 26, 2012

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
	(In thousands)
REVENUE
Product	$-	$459	$20,578	$7,830	$43,699	$-	$72,566
Service	-	300	8,642	110,908	13,920	-	133,770
Intercompany	-	46,837	79,097	31,079	17,585	(174,598)	-

Total revenue	-	47,596	108,317	149,817	75,204	(174,598)	206,336

COST OF REVENUE
Product	-	496	15,376	26,602	30,122	(38,948)	33,648
Service	-	50	27,883	3,819	24,759	-	56,511
Intercompany	-	29,116	-	104,375	1,572	(135,063)	-

Total cost of revenue	-	29,662	43,259	134,796	56,453	(174,011)	90,159

Gross profit	-	17,934	65,058	15,021	18,751	(587)	116,177

OPERATING EXPENSES
Research and development	-	-	27,468	-	-	-	27,468
Sales and marketing	-	-	16,699	197	14,485	-	31,381
General and administrative	1,164	44	15,709	293	3,784	-	20,994
Restructuring charges	-	-	1,639	-	729	-	2,368
Intercompany	-	554	(1,639)	1,814	(729)	-	-
Management fees	500	-	700	-	-	-	1,200

Total operating expenses	1,664	598	60,576	2,304	18,269	-	83,411

Profit (loss) from operations	(1,664)	17,336	4,482	12,717	482	(587)	32,766
Interest income	-	1	2	193	9	-	205
Interest expense	(177)	(23,002)	(25,154)	-	(1)	-	(48,334)
Interest income (expense), intercompany	608	(2,189)	8,106	(6,525)	-	-	-
Loss on extinguishment of debt	(90)	(543)	(589)	-	-	-	(1,222)
Loss on change in fair value for embedded derivatives	-	(4,259)	(4,614)	-	-	-	(8,873)
Other (expense) income, net	(10)	(52)	(273)	469	(123)	(46)	(35)
Other income (expense), intercompany	-	-	30	(1,336)	1,306	-	-

(Loss) income before income taxes	(1,333)	(12,708)	(18,010)	5,518	1,673	(633)	(25,493)
(Benefit) provision for income taxes	-	92	180	(7,866)	891	-	(6,703)
Equity in profit (loss) in subsidiaries	(17,457)	(4,023)	1,509	16	-	19,955	-

Net (loss) income	$(18,790)	$(16,823)	$(16,681)	$13,400	$782	$19,322	$(18,790)

Twelve-month period ended February 27, 2011

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
	(In thousands)
REVENUE
Product	$-	$370	$20,255	$6,078	$44,401	$-	$71,104
Service	-	375	8,974	112,116	13,626	-	135,091
Intercompany	-	46,037	84,298	32,975	16,780	(180,090)	-

Total revenue	-	46,782	113,527	151,169	74,807	(180,090)	206,195

COST OF REVENUE
Product	-	215	17,522	27,547	30,708	(43,100)	32,892
Service	-	-	31,967	3,290	23,113	(11)	58,359
Intercompany	-	29,131	-	106,791	3,126	(139,048)	-

Total cost of revenue	-	29,346	49,489	137,628	56,947	(182,159)	91,251

Gross profit	-	17,436	64,038	13,541	17,860	2,069	114,944

OPERATING EXPENSES
Research and development	-	-	27,483	30	-	(44)	27,469
Sales and marketing	-	-	16,248	4	13,415	(24)	29,643
General and administrative	390	145	14,896	437	3,882	97	19,847
Amortization of intangibles	-	52	-	-	-	-	52
Restructuring charges	-	-	1,632	1	61	-	1,694
(Gain) on sale of subsidiary	-	(3,655)	-	-	-	-	(3,655)
Intercompany	-	-	(1,632)	1,693	(61)	-	-
Management fees	417	-	700	-	-	-	1,117

Total operating expenses	807	(3,458)	59,327	2,165	17,297	29	76,167

Profit (loss) from operations	(807)	20,894	4,711	11,376	563	2,040	38,777
Interest income	-	41	7	28	4	-	80
Interest expense	-	(20,825)	(22,903)	-	-	-	(43,728)
Interest income (expense), intercompany	608	(2,117)	8,195	(6,686)	-	-	-
Loss on extinguishment of debt	-	(1,724)	(2,027)	-	-	-	(3,751)
Loss on change in fair value for embedded derivatives	-	(142)	(155)	-	-	-	(297)
Other (expense), net	(10)	(54)	(365)	(685)	(215)	(125)	(1,454)
Other income (expense), intercompany	-	-	-	(1,398)	1,398	-	-

(Loss) income before income taxes	(209)	(3,927)	(12,537)	2,635	1,750	1,915	(10,373)
Provision (benefit) for income taxes	-	86	(12)	930	516	-	1,520
Equity in profit (loss) in subsidiaries	(11,684)	(9,587)	2,568	15	-	18,688	-

Net (loss) income	$(11,893)	$(13,600)	$(9,957)	$1,720	$1,234	$20,603	$(11,893)

Twelve-month period ended February 28, 2010

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
	(In thousands)
REVENUE
Product	$-	$84	$23,853	$6,211	$36,566	$-	$66,714
Service	-	-	6,541	117,486	13,672	-	137,699
Intercompany	-	47,563	80,195	27,078	17,499	(172,335)	-

Total revenue	-	47,647	110,589	150,775	67,737	(172,335)	204,413

COST OF REVENUE
Product	-	234	11,386	23,117	24,906	(29,632)	30,011
Service	-	-	32,360	3,334	26,095	(223)	61,566
Intercompany	-	33,974	-	107,366	-	(141,340)	-

Total cost of revenue	-	34,208	43,746	133,817	51,001	(171,195)	91,577

Gross profit	-	13,439	66,843	16,958	16,736	(1,140)	112,836

OPERATING EXPENSES
Research and development	-	-	30,456	31	-	(207)	30,280
Sales and marketing	-	-	15,654	-	13,338	(125)	28,867
General and administrative	450	48	15,240	378	3,525	(448)	19,193
Amortization of intangibles	-	290	-	1,685	-	-	1,975
Restructuring charges	-	-	814	(294)	964	-	1,484
(Gain) loss on sale of subsidiary	-	(900)	101	(19)	-	-	(818)
Intercompany	-	-	(814)	1,924	(1,015)	(95)	-
Management fees	-	-	700	-	-	-	700

Total operating expenses	450	(562)	62,151	3,705	16,812	(875)	81,681

Profit (loss) from operations	(450)	14,001	4,692	13,253	(76)	(265)	31,155
Interest income	1	400	19	28	13	-	461
Interest expense	-	(11,680)	(13,613)	(13)	(1)	-	(25,307)
Interest income (expense), intercompany	608	(2,134)	9,776	(8,250)	-	-	-
Other income (expense), net	(10)	(88)	(117)	2,222	(56)	(31)	1,920
Other income (expense), intercompany	-	-	(317)	(1,381)	1,698	-	-

Income (loss) before income taxes	149	499	440	5,859	1,578	(296)	8,229
Provision for income taxes	-	133	101	925	425	0	1,584
Equity in profit (loss) in subsidiaries	6,496	6,425	1,508	20	-	(14,449)	-

Net income (loss)	$6,645	$6,791	$1,847	$4,954	$1,153	$(14,745)	$6,645

Twelve-month period ended February 26, 2012

CONSOLIDATING STATEMENT OF CASH FLOWS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
	(In thousands)
Operating activities
Cash flows provided by (used in) operating activities:
Net (loss) income	$(18,790)	$(16,823)	$(16,681)	$13,400	$782	$19,322	$(18,790)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	-	8	6,052	387	916	-	7,363
Amortization of deferred financing cost and debt discount	177	4,798	5,526	-	-	-	10,501
Stock-based compensation	-	-	297	-	39	-	336
Deferred tax (income) expense	-	-	-	(8,782)	369	-	(8,413)
Provision for doubtful accounts	-	-	7	118	(4)	-	121
Inventory provision	-	-	546	48	122	-	716
Loss on extinguishment of debt	90	543	589	-	-	-	1,222
Premium on ECF payment	-	(480)	(519)	-	-	-	(999)
Loss on change in fair value of embedded derivatives	-	4,260	4,613	-	-	-	8,873
Loss on sale of asset	-	-	13	-	-	-	13
Loss on retirement of property and equipment	-	-	144	-	-	-	144
Loss on abandoned patents	-	424	-	-	-	-	424
Interest payable-in-kind	-	3,785	4,086	-	-	-	7,871
Equity in profit (loss) subsidiaries	17,457	4,023	(1,509)	(16)	-	(19,955)	-
Changes in assets and liabilities:
Accounts receivable	-	-	(1,318)	1,757	308	235	982
Inventory	-	-	(1,605)	249	(1,245)	589	(2,012)
Prepaid expenses and other current assets	(29)	69	303	(100)	(1,247)	920	(84)
Accounts payable	1,554	(15,161)	7,773	6,731	591	(958)	530
Accrued expenses	(188)	(30)	397	(131)	399	(153)	294
Interest payable	-	(490)	(527)	-	-	-	(1,017)
Income taxes payable	-	-	18	(17)	(143)	-	(142)
Deferred revenue	-	-	542	(1,108)	(84)	-	(650)
Proceeds (payments) on intercompany dividend	-	17,428	-	(17,428)	-	-	-
Other long-term assets and liabilities	64	(173)	1,621	(229)	(149)	-	1,134

Net cash provided by (used in) operating activities	335	2,181	10,368	(5,121)	654	-	8,417

Investing activities
Cash flows used in investing activities:
Acquisition of property and equipment	-	-	(3,233)	-	(432)	-	(3,665)
Proceeds from the disposition of property and equipment	-	-	19	-	-	-	19
Other long-term assets	-	(100)	-	-	-	-	(100)

Net cash used in investing activities	-	(100)	(3,214)	-	(432)	-	(3,746)

Financing activities
Cash flows used in financing activities:
Payments on long-term debt	-	(2,399)	(2,598)	-	-	-	(4,997)
Payment of debt and equity issuance fees	(264)	-	(44)	-	-	-	(308)
Proceeds from the exercise of stock options	2	-	-	-	-	-	2
Proceeds (payments) on intercompany financing	-	(10,999)	-	10,999	-	-	-
Proceeds (payments) on intercompany financing	-	10,999	-	(10,999)	-	-	-

Net cash used in financing activities	(262)	(2,399)	(2,642)	-	-	-	(5,303)

Effect of exchange rate changes on cash	-	-	58	58	(74)	-	42
Net (decrease) increase in cash and cash equivalents	73	(318)	4,570	(5,063)	148	-	(590)
Cash and cash equivalents at beginning of year	20	580	3,819	16,830	6,851	-	28,100

Cash and cash equivalents at end of year	$93	$262	$8,389	$11,767	$6,999	$-	$27,510

Twelve-month period ended February 27, 2011

CONSOLIDATING STATEMENT OF CASH FLOWS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
	(In thousands)
Operating activities
Cash flows (used in) provided by operating activities:
Net (loss) income	$(11,893)	$(13,600)	$(9,957)	$1,720	$1,234	$20,603	$(11,893)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	-	163	7,381	426	1,159	18	9,147
Amortization of deferred financing cost and debt discount	-	3,918	4,548	-	-	-	8,466
Stock-based compensation	-	-	384	9	75	-	468
Deferred tax income	-	-	(828)	(1,288)	(47)	-	(2,163)
Provision for doubtful accounts	-	-	(18)	270	(89)	-	163
Inventory provision	-	-	1,472	(541)	28	-	959
Loss on extinguishment of debt	-	1,724	2,027	-	-	-	3,751
Loss on change in fair value of embedded derivatives	-	142	155	-	-	-	297
(Gain) on sale of subsidiary	-	(3,655)	-	-	-	-	(3,655)
Loss on sale of asset	-	-	27	-	-	-	27
Loss on retirement of property and equipment	-	-	482	-	-	-	482
Interest payable-in-kind	-	3,170	3,390	-	-	-	6,560
Equity in profit (loss) subsidiaries	11,684	9,587	(2,568)	(15)	-	(18,688)	-
Changes in assets and liabilities:
Accounts receivable	-	(75)	3,149	3,083	(2,317)	-	3,840
Inventory	-	-	(3,055)	1,468	1,329	(2,057)	(2,315)
Prepaid expenses and other current assets	(500)	(9)	715	(240)	1,599	(354)	1,211
Accounts payable	1,466	3,912	(7,081)	26	561	395	(721)
Accrued expenses	325	(20)	167	(263)	(373)	83	(81)
Interest payable	-	3,713	4,022	-	-	-	7,735
Income taxes payable	-	12	22	57	93	-	184
Deferred revenue	-	-	(1,194)	(4,050)	(657)	-	(5,901)
Other long-term assets and liabilities	25	(831)	2,593	1,132	269	-	3,188

Net cash provided by operating activities	1,107	8,151	5,833	1,794	2,864	-	19,749

Investing activities
Cash flows (used in) provided by investing activities:
Acquisition of property and equipment	-	-	(5,280)	(262)	(696)	-	(6,238)
Proceeds from sale of subsidiary	-	3,555	-	-	-	-	3,555
Other long-term assets	-	(86)	-	-	-	-	(86)

Net cash (used in) provided by investing activities	-	3,469	(5,280)	(262)	(696)	-	(2,769)

Financing activities
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock	-	99,495	107,786	-	-	-	207,281
Payments on long-term debt	-	(105,359)	(112,641)	-	-	-	(218,000)
Payment of debt and equity issuance fees	(1,218)	(5,189)	(7,108)	-	-	-	(13,515)
Proceeds (payments) on intercompany financing	-	-	15,000	(15,000)	-	-	-
Proceeds from revolving credit facility	-	-	8,000	-	-	-	8,000
Payments on revolving credit facility	-	-	(30,000)	-	-	-	(30,000)

Net cash used in financing activities	(1,218)	(11,053)	(18,963)	(15,000)	-	-	(46,234)

Effect of exchange rate changes on cash	-	8	35	-	543	-	586
Net (decrease) increase in cash and cash equivalents	(111)	575	(18,375)	(13,468)	2,711	-	(28,668)
Cash and cash equivalents at beginning of year	131	5	22,194	30,298	4,140	-	56,768

Cash and cash equivalents at end of year	$20	$580	$3,819	$16,830	$6,851	-	$28,100

Twelve-month period ended February 28, 2010

CONSOLIDATING STATEMENT OF CASH FLOW

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
	(In thousands)
Operating activities
Cash flows from operating activities:
Net income (loss)	$6,645	$6,791	$1,847	$4,954	$1,153	$(14,745)	$6,645
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	—	420	9,315	2,240	1,608	(1,003)	12,580
Amortization of deferred financing cost and debt discount	—	1,163	1,433	—	—	—	2,596
Stock-based compensation	—	—	3,413	16	545	—	3,974
Non-cash portion of restructuring and other charges	—	—	(286)	—	—	—	(286)
Deferred tax income	—	—	—	—	(881)	—	(881)
Provision for doubtful accounts	—	—	30	959	103	—	1,092
Inventory provision	—	—	1,579	(800)	881	—	1,660
Gain (loss) from sale of subsidiary	—	(900)	101	(19)	—	—	(818)
Loss on sale of asset	—	—	8	—	—	—	8
Loss on retirement of property and equipment	—	—	301	—	—	—	301
Interest payable-in-kind	—	374	399	—	—	—	773
Equity in profit (loss) subsidiaries	(6,496)	(6,425)	(1,508)	(20)	—	14,449	—
Changes in assets and liabilities:
Accounts receivable	—	—	(2,691)	6,150	8,241	—	11,700
Inventory	—	—	(4,051)	538	134	1,263	(2,116)
Prepaid expenses and other current assets	—	—	7	74	(79)	150	152
Accounts payable	(450)	(929)	20,079	(9,829)	(13,947)	(49)	(5,125)
Accrued expense	5	55	(5,993)	(1,892)	(1,978)	(65)	(9,868)
Interest payable	—	734	804	—	—	—	1,538
Income taxes payable	—	120	(1)	(91)	146	—	174
Deferred revenue	—	(18)	494	5,004	(563)	—	4,917
Other long-term assets and liabilities	(111)	200	(500)	(997)	2,371	—	963

Net cash provided by (used in) operating activities	(407)	1,584	24,781	6,287	(2,266)	—	29,979

Investing activities
Cash flows (used in) provided by investing activities:
Acquisition of property and equipment	—	—	(4,368)	(391)	(1,014)	—	(5,773)
Proceeds from sale of subsidiary	—	1,000	—	—	—	—	1,000
Price adjustment for sale of subsidiary	—	—	(110)	—	—	—	(110)
Other long-term assets	—	(67)	—	—	—	—	(67)

Net cash (used in) provided by investing activities	—	933	(4,478)	(391)	(1,014)	—	(4,950)

Financing activities
Cash flows used in financing activities:
Payments on long-term debt	—	(967)	(1,033)	—	—	—	(2,000)
Payment of debt and equity issuance fees	—	(272)	(294)	—	—	—	(566)
Payment on interest rate swap and collar	—	(1,296)	(1,405)	—	—	—	(2,701)
Proceeds from revolving credit facility	—	—	24,000	—	—	—	24,000
Payments on revolving credit facility	—	—	(24,000)	—	—	—	(24,000)

Net cash used in financing activities	—	(2,535)	(2,732)	—	—	—	(5,267)

Effect of exchange rate changes on cash	1	1	56	—	1,923	—	1,981
Net increase (decrease) in cash and cash equivalents	(406)	(17)	17,627	5,896	(1,357)	—	21,743
Cash and cash equivalents at beginning of year	537	22	4,567	24,402	5,497	—	35,025

Cash and cash equivalents at end of year	$131	$5	$22,194	$30,298	$4,140	$—	$56,768